Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Category	Useful Lives
Office Equipment (years)	2	-	5
Vehicles (years)	3	-	5
Leasehold Improvements (years)		2

Schedule of Product Warranty Liability [Table Text Block]
	September 30, 2014	December 31, 2013
Beginning accrued warranty balance	$344,990	$329,680
Reduction for labor payments and claims made under the warranty	—	(4,400)
Accruals related to warranties issued during the period	21,138	19,710
Ending accrued warranty balance	$366,128	$344,990

	Twelve Months Ended
	2013	2012
Beginning accrued warranty balance	$329,680	$217,812
Reduction for labor payments and claims made under the warranty	(4,400)	(1,723)
Accruals related to warranties issued during the period	19,710	113,591
Ending accrued warranty balance	$344,990	$329,680

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Basic:
Numerator:
Net loss	$(570,551)	$(806,259)	$(1,271,934)	$(2,235,799)
Preferred deemed dividend and preferred stock dividend	(83)	(530,284)	(18,927)	(999,813)
Less: Net loss allocated to participating securities	598	169	5,975	801
	$(570,036)	$(1,336,374)	$(1,284,886)	$(3,234,811)
Denominator:
Weighted-average shares outstanding	240,593,277	81,763,478	189,005,946	56,716,084
Weighted-average unvested restricted shares outstanding	(251,969)	(17,106)	(874,811)	(20,317)
Denominator for basic net loss per share	240,341,308	81,746,372	188,131,135	56,695,767

Basic net loss per share attributable to common stockholders	$(0.00)	$(0.02)	$(0.01)	$(0.06)

	Year Ended December 31,
	2013	2012
Basic:
Numerator:
Net loss	$(2,830,047)	$(8,622,393)
Less: Net loss allocated to participating securities	12,503	170,052
Net loss attributable to stockholders	(2,817,544)	(8,452,341)
Preferred stock dividend	(153,305)	(174,342)
Preferred deemed dividend	(875,304)	(362,903)
	$(3,846,153)	$(8,989,586)
Denominator:
Weighted-average shares outstanding	69,477,915	19,791,045
Weighted-average unvested restricted shares outstanding	(306,958)	(390,321)
Denominator for basic net loss per share	69,170,957	19,400,724

Basic net loss per share attributable to common stockholders	$(0.06)	$(0.46)

Diluted:
Numerator:
Net loss	$(2,830,047)	$(8,622,393)
Less: Net loss allocated to participating securities	12,503	170,052
Net loss attributable to stockholders	(2,817,544)	(8,452,341)
Preferred stock dividend	(153,305)	(174,342)
Preferred deemed dividend	(875,304)	(362,903)
	$(3,846,153)	$(8,989,586)
Denominator:
Denominator for basic calculation	69,170,957	19,400,724
Weighted-average effect of dilutive stock options	—	—
Denominator for diluted net loss per share	69,170,957	19,400,724

Diluted net loss per share attributable to common stockholders	$(0.06)	$(0.46)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30, 2014	September 30, 2013
Stock options outstanding	22,050,733	268,704
Unvested restricted stock	7,186	16,889
Warrants to purchase common stock	22,148,045	3,398,045
Preferred stock convertible into common stock	—	89,353,584

	December 31, 2013	December 31, 2012
Stock options outstanding	5,368,233	679,744
Unvested restricted stock	1,890,952	48,073
Warrants to purchase common stock	9,648,045	3,398,045
Preferred stock convertible into common stock	68,353,582	35,230,263